Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Giant Interactive Group Inc.
Entity Central Index Key	0001415016
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	228,019,412

Consolidated Balance Sheets	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Cash and cash equivalents	$ 420,747,928	2,776,936,322	1,097,155,269
Short-term investments	492,933,636	3,253,362,000	3,802,050,000
Accounts receivable (net of allowance of RMB 6,801,449 and RMB5,953,066 (US $901,980) for 2009 and 2010)	1,484,910	9,800,407	1,623,703
Prepayments and other current assets	20,110,213	132,727,408	125,522,286
Due from related parties (net of allowance of nil for both 2009 and 2010)	3,787,879	25,000,000	3,592
Inventories	65,751	433,953	724,055
Deferred tax assets	16,021,996	105,745,171	75,893,065
Total current assets	955,152,313	6,304,005,261	5,102,971,970
Non-current assets:
Property and equipment, net	21,710,046	143,286,303	178,669,982
Intangible assets, net	5,144,654	33,954,716	118,328,290
Due from research and development entity partners	1,633,879	10,783,600	0
Goodwill	3,363,933	22,201,960	6,224,587
Investment in equity investees	5,322,113	35,125,945	0
Long-term investment	3,105,339	20,495,239	0
Available-for-sale securities	64,136,767	423,302,661	450,966,634
Held-to-maturity securities	0	0	500,000,000
Deferred tax assets	1,991,741	13,145,488	10,840,757
Other assets	15,430,618	101,842,080	84,659,968
Total non-current assets	121,839,090	804,137,992	1,349,690,218
Total assets	1,076,991,403	7,108,143,253	6,452,662,188
Current liabilities:
Payables and accrued expenses	21,884,246	144,436,022	121,037,990
Advances from distributors	11,440,448	75,506,955	89,564,714
Deferred revenue	67,090,152	442,795,002	321,291,085
Tax payable	3,362,418	22,191,957	5,384,702
Unrecognized tax benefit	2,236,182	14,758,798	9,955,138
Deferred tax liabilities	94,662	624,770	214,339
Total current liabilities	106,108,108	700,313,504	547,447,968
Non-current liabilities:
Deferred tax liabilities	28,257	186,496	420,947
Total liabilities	106,136,365	700,500,000	547,868,915
Shareholders' equity
Ordinary shares (par value US $0.0000002 per share; 500,000,000 shares authorized as at December 31, 2009 and December 31,2010, respectively; 263,110,626 shares issued and 226,819,007 shares outstanding at December 31, 2009; 263,110,626 shares issued and 228,019,412 shares outstanding at December 31, 2010)	63	417	417
Additional paid-in capital	922,353,771	6,087,534,887	6,036,189,677
Statutory reserves	6,650,041	43,890,273	43,890,273
Accumulated other comprehensive loss	(45,530,973)	(300,504,420)	(212,770,129)
Retained earnings	414,959,288	2,738,731,300	2,206,666,461
Treasury stock	(329,816,975)	(2,176,792,033)	(2,176,792,033)
Total shareholders' equity	968,615,215	6,392,860,424	5,897,184,666
Non controlling interest	2,239,823	14,782,829	7,608,607
Total equity	970,855,038	6,407,643,253	5,904,793,273
Total liabilities and equity	$ 1,076,991,403	7,108,143,253	6,452,662,188

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Allowance for accounts receivable	$ 901,980	5,953,066	6,801,449
Allowances on due from related party	$ 0	0	0
Shareholders' equity
Ordinary shares, par value	$ 0.0000002	0.0000002	0.0000002
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	263,110,626	263,110,626	263,110,626
Ordinary shares, outstanding	228,019,412	228,019,412	226,819,007

Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Net revenue:
Online games	$ 195,375,881	1,289,480,817	1,293,018,121	1,589,675,915
Licensing revenues	6,464,648	42,666,674	10,687,252	4,391,427
Other revenue, net	101,206	667,960	130,074	612,444
Total net revenue	201,941,735	1,332,815,451	1,303,835,447	1,594,679,786
Cost of services	(30,170,037)	(199,122,245)	(204,069,659)	(217,899,466)
Gross profit	171,771,698	1,133,693,206	1,099,765,788	1,376,780,320
Operating (expenses) income:
Research and product development	(28,187,358)	(186,036,564)	(113,354,460)	(88,539,393)
Sales and marketing	(21,667,598)	(143,006,150)	(119,600,377)	(241,575,189)
General and administrative	(18,098,032)	(119,447,009)	(121,446,102)	(141,785,677)
Government financial incentives	8,694,848	57,386,000	88,460,000	63,084,300
Impairment of intangible assets	(7,054,192)	(46,557,669)
Total operating expenses	(66,312,332)	(437,661,392)	(265,940,939)	(408,815,959)
Income from operations	105,459,366	696,031,814	833,824,849	967,964,361
Interest income	20,620,894	136,097,898	102,200,467	184,963,678
Investment income (loss)			(5,970,899)	1,171,241
Unrealized loss on investment held-for-trading				(300,493)
Other (expense) income, net	9,919,066	65,465,834	14,024,846	(842,825)
Income before income tax expenses	135,999,326	897,595,546	944,079,263	1,152,955,962
Income tax expenses	(13,533,697)	(89,322,402)	(85,060,010)	(39,367,808)
Share of loss of an equity investee	(98,198)	(648,106)
Net income	122,367,431	807,625,038	859,019,253	1,113,588,154
Net loss attributable to non controlling interests	539,817	3,562,795	294,493
Net income attributable to the Company's shareholders	122,907,248	811,187,833	859,313,746	1,113,588,154
Other comprehensive loss, net of tax
Foreign currency translation	(11,090,036)	(73,194,240)	(12,768,786)	(192,424,438)
Reclassification adjustment			(1,813,513)
Unrealized holding gains (losses)	(2,203,038)	(14,540,051)	(30,951,002)	76,969,037
Total other comprehensive loss, net of tax	(13,293,074)	(87,734,291)	(45,533,301)	(115,455,401)
Comprehensive income	$ 109,614,174	723,453,542	813,780,445	998,132,753
Earnings per share:
Basic	$ 0.54	3.57	3.8	4.65
Diluted	$ 0.53	3.47	3.67	4.49
Weighted average ordinary shares:
Basic	227,308,854	227,308,854	226,278,227	239,458,633
Diluted	233,928,400	233,928,400	233,960,556	247,895,076

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Cash flows from operating activities:
Net income	$ 122,367,431	807,625,038	859,019,253	1,113,588,154
Adjustments for:
Deferred taxes	(4,845,584)	(31,980,857)	12,130,935	(28,623,458)
Share-based compensation expense	5,043,821	33,289,216	30,575,390	46,131,574
Depreciation of property and equipment	8,249,178	54,444,577	52,965,806	40,126,174
Amortization of intangible assets and other assets	4,796,627	31,657,738	15,703,041	8,120,619
Loss from disposal of property and equipment	638,400	4,213,443	204,061	72,641
Impairment of intangible assets	7,054,192	46,557,669
Allowance for doubtful debts	(156,325)	(1,031,746)	162,318	6,639,131
Unrealized loss on investment held-for-trading				300,493
Net realized gain on investment held-for-trading			(320,777)
Interest income	(2,847,328)	(18,792,361)	(30,060,909)	(3,165,441)
Gain on deconsolidation of a subsidiary	(10,420,311)	(68,774,051)
Share of loss of an equity investee	98,198	648,106
Changes in assets and liabilities:
Increase in accounts receivable	(1,082,570)	(7,144,958)	(961,407)	(824,613)
Decrease/(increase) in prepayments and other current assets	6,108,569	40,316,553	(47,336,596)	(4,204,600)
Decrease/(increase) in due from a related party	544	3,592	(3,592)	(633,470)
Increase in due from research-and-development entity partners	(1,633,879)	(10,783,600)
Decrease/(increase) in inventories	43,956	290,102	728,747	(1,066,926)
Decrease in long-term deposits				7,600
Increase in other assets			(85,239,597)
Increase/(decrease) in payables and accrued expenses	3,415,663	22,543,374	29,302,376	(94,384,161)
(Decrease)/increase in advances from distributors	(2,129,964)	(14,057,759)	2,945,310	(41,185,858)
(Decrease)/increase in Unrecognized Tax Benefit	727,827	4,803,660	5,142,414	(26,099,164)
Decrease/(increase) in Tax payable	2,546,554	16,807,255	(11,358,696)	16,741,580
Decrease/(increase) in deferred revenue	18,409,684	121,503,917	(81,839,193)	78,159,635
Net cash provided by operating activities	156,384,683	1,032,138,908	751,758,884	1,109,699,910
Cash flows from investing activities:
Payment for short-term investments	(1,033,910,000)	(6,823,806,000)	(3,239,964,493)	(5,450,689,074)
Proceeds received from maturity of short-term investments	1,192,802,121	7,872,494,000	2,810,062,992	2,073,871,859
Deposit for purchase of an office building	(2,866,818)	(18,921,000)
Investment in equity investees	(454,545)	(3,000,000)
Increase in long-term investments	(3,105,339)	(20,495,239)
Payment for available-for-sale investments			(34,157,500)	(348,683,006)
Payment for held-to-maturity securities			(500,000,000)
Purchase of property and equipment	(3,163,725)	(20,880,588)	(20,969,714)	(131,086,137)
Capitalized product development costs and purchased software	(2,371,803)	(15,653,901)	(35,383,116)	(17,657,708)
Proceeds from deconsolidation of a subsidiary	4,337,121	28,625,000
Deconsolidation of a subsidiary	(3,787,879)	(25,000,000)
Acquisition of a subsidiary, net of cash acquired	(2,275,275)	(15,016,811)	(1,510,103)
Net cash (used in) provided by investing activities	145,203,858	958,345,461	(1,021,921,934)	(3,874,244,066)
Cash flows from financing activities:
Proceeds from exercise of share options	2,691,028	17,760,783	18,734,326	10,752,003
Dividends to shareholders	(42,291,363)	(279,122,994)	(277,652,205)	(593,498,287)
Repurchase of shares			(62,846,075)	(1,987,411,477)
Capital contribution from non controlling interests	1,626,821	10,737,017	5,145,000
Proceeds paid to selling shareholder				(13,710,697)
Net cash used in financing activities	(37,973,514)	(250,625,194)	(316,618,954)	(2,583,868,458)
Effect of exchange rate changes on cash and cash equivalents	(9,102,746)	(60,078,122)	(12,335,583)	(250,784,373)
Net (decrease) increase in cash and cash equivalents	254,512,281	1,679,781,053	(599,117,587)	(5,599,196,987)
Cash and cash equivalents at the beginning of year	166,235,647	1,097,155,269	1,696,272,856	7,295,469,843
Cash and cash equivalents at the end of year	420,747,928	2,776,936,322	1,097,155,269	1,696,272,856
Supplemental disclosures:
Income tax paid	(17,585,773)	(116,066,099)	(99,688,366)	(110,575,684)
Interest received	22,807,862	150,531,887	72,139,558	181,798,237
Non-cash operating activities, Deconsolidation of a subsidiary
- Intangible assets	3,787,879	25,000,000
-Due from related parties	(3,787,879)	(25,000,000)
-Non-controlling interest	568,182	3,750,000
Non-cash investing activities
- Acquisition of property and equipment included in payables and accrued expenses	286,357	1,889,955	(3,161,223)	(4,613,467)
Investment in Huayi Juren Information	$ (4,965,795)	(32,774,051)

Consolidated Statements of Changes In Shareholders' Equity	Total USD ( $)	Total CNY	Ordinary shares USD ( $)	Ordinary shares CNY	Additional paid-in capital USD ( $)	Additional paid-in capital CNY	Statutory reserves USD ( $)	Statutory reserves CNY	Accumulated other comprehensive loss USD ( $)	Accumulated other comprehensive loss CNY	Retained earnings USD ( $)	Retained earnings CNY	Treasury stock USD ( $)	Treasury stock CNY
Balance at Dec. 31, 2007		6,305,524,597		411		5,928,533,055		43,890,273		(51,781,427)		511,416,766		(126,534,481)
Balance, shares at Dec. 31, 2007				257,241,526
Net income for the year		1,113,588,154										1,113,588,154
Comprehensive income:
- Foreign currency translation		(256,804,583)								(256,804,583)
- Unrealized holding gains		102,655,057								102,655,057
- Deferred tax benefit, net		38,694,125								38,694,125
- Unrealized holding losses		76,969,037
Exercise of share options		10,752,003		1		10,752,002
Exercise of share options, shares				779,100
Shares issued and reserved for share options		5		5
Share-based compensation		46,131,574				46,131,574
Repurchase of shares		(1,987,411,477)												(1,987,411,477)
Repurchase of shares, shares				(31,002,200)
Balance at Dec. 31, 2008		5,373,129,455		417		5,985,416,631		43,890,273		(167,236,828)		1,625,004,920		(2,113,945,958)
Balance, shares at Dec. 31, 2008				227,018,426
Net income for the year		859,313,746										859,313,746
Comprehensive income:
- Foreign currency translation		(12,768,786)								(12,768,786)
Reclassification adjustment		(1,813,513)								(1,813,513)
- Unrealized holding losses		(30,951,002)								(30,951,002)
Exercise of share options		18,734,326				18,734,326
Exercise of share options, shares				1,371,366
Share-based compensation		32,038,720				32,038,720
Repurchase of shares		(62,846,075)												(62,846,075)
Repurchase of shares, shares				(1,570,785)
Dividends to shareholders		(277,652,205)										(277,652,205)
Balance at Dec. 31, 2009		5,897,184,666		417		6,036,189,677		43,890,273		(212,770,129)		2,206,666,461		(2,176,792,033)
Balance, shares at Dec. 31, 2009	226,819,007			226,819,007
Net income for the year	122,907,248	811,187,833										811,187,833
Comprehensive income:
- Foreign currency translation		(73,194,240)								(73,194,240)
- Unrealized holding gains		(14,540,051)								(14,540,051)
- Unrealized holding losses	(2,203,038)	(14,540,051)
Exercise of share options		17,760,783				17,760,783
Exercise of share options, shares			1,200,405	1,200,405
Share-based compensation		33,584,427				33,584,427
Dividends to shareholders		(279,122,994)										(279,122,994)
Balance at Dec. 31, 2010	$ 968,615,215	6,392,860,424	$ 63	417	$ 922,353,771	6,087,534,887	$ 6,650,041	43,890,273	$ (45,530,973)	(300,504,420)	$ 414,959,288	2,738,731,300	$ (329,816,975)	(2,176,792,033)
Balance, shares at Dec. 31, 2010	228,019,412		228,019,412

Organization and Nature of Operations	12 Months Ended
Dec. 31, 2010
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
1. ORGANIZATION AND NATURE OF OPERATIONS
The accompanying consolidated financial statements include the financial statements of Giant Interactive Group, Inc. (the “Company” or “Giant Interactive”), its subsidiaries and the VIE subsidiary, collectively referred to as the “Group”.

Giant Interactive was incorporated in the Cayman Islands on July 26, 2006 and became the holding company of the Group.

The Group is engaged in the development and operation of online games in the People’s Republic of China (the “PRC”). The Group primarily develops and operates online games through its subsidiary, Zhengtu Information, and its VIE subsidiary, Giant Network.

Details of the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage of
	incorporation/	incorporation/	shareholding/
Subsidiary	establishment	establishment	ownership	Principal activities
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (Hong Kong) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Investment holding
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game development and maintenance
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	- *	Online game research and development
Shanghai Juyan Network Technology Co., Ltd. (“Juyan Network”)	January 4, 2010	PRC	51.00%	Online game research and development

	Date of	Place of	Percentage of
	incorporation/	incorporation/	shareholding/
Subsidiary	establishment	establishment	ownership	Principal activities
Shanghai Juxi Network Technology Co., Ltd. (“Juxi Network”)	January 21, 2010	PRC	51.00%	Online game research and development

Shanghai Juxian Network Technology Co., Ltd. (“Juxian Network”)	January 25, 2010	PRC	51.00%	Online game research and development

Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development

Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	—*	Online game research and development

Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development

Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	—*	Online game research and development

Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	—*	Online game research and development

Beijing Juren Zhengtu Information Technology Co., Ltd. (“Juren Zhengtu Information”)	October 13, 2010	PRC	—*	Online game research and development

Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	—*	Online game research and development

Shanghai Haoji Network Technology Co., Ltd. (“Haoji Network”)	Acquired on November 24, 2010	PRC	—*	Online game research and development

*	These are all subsidiaries of Giant Network.

In September 2006, in contemplation of an initial public offering, the Group completed a reorganization (the “Reorganization”) which was necessary to comply with PRC law and regulations that restrict foreign ownership of a company that provides Internet content services, which includes operating online games.
As part of the Reorganization, Mr. Yuzhu Shi, his immediate family and the other eighteen individual shareholders of Giant Network through their respective BVI holding companies, established the Company and Eddia International. Mr. Yuzhu Shi and his immediate family, through their BVI holding companies, Union Sky Holding Co., Ltd. and Vogel Holding Group Limited, are the controlling shareholders of the Company since incorporation. Subsequently, on September 6, 2006, Eddia International established Zhengtu Information, a wholly-owned foreign enterprise, which entered into a series of agreements with Giant Network. Pursuant to these agreements, Giant Network transferred most of its employees and operating assets, including the rights to operate its online game, ZT Online, to Zhengtu Information, except for certain assets that an online game operator must own to be an Internet license holder. In return, Zhengtu Information exclusively provides certain technical and consulting services and software licenses to Giant Network in exchange for fees, which can be adjusted at the Company’s discretion, through its direct ownership interest in Zhengtu Information as well as provide financial support to Giant Network, as necessary. As a result of these agreements, the Company is considered the primary beneficiary of Giant Network (see Note 2) and accordingly, Giant Network’s results of operation and financial condition are consolidated in the financial statements of the Group.
On January 4, January 21, January 25, March 29, and May 19, 2010, Zhengduo Information established Juyan Network, Juxi Network, Juxian Network, Jufan Network and Juquan Network with 51% equity interest respectively.
On April 28 and October 9, 2010, Giant Network established Zhengju Information and Juxin Network with 100% equity interest and 51% equity interest, respectively.
On June 3 and October 13, 2010, Wuxi Network established Tiema Network and Juren Zhengtu Information with 51% equity interest and 100% equity interest, respectively.
On November 19 and November 24, 2010, Giant Network acquired Julun Network and Haoji Network, two of online game research and development companies, with 100% equity interest and 50% equity interest, respectively. Giant Network has veto rights in regards to Haoji Network’s operating and financial decisions.

On December 6, 2010, Zhengtu Information, Giant Network and Shanghai Juyan Network Technology jointly established Beijing Huayi Juren Information Technology Co., Ltd (“Huayi Juren Information”) with 51%, 34% and 15% equity interest, respectively. The registered capital of Huayi Juren Information was RMB 25,000,000. The Group was the controlling shareholder with 85% equity interest. On December 31, 2010, Zhengtu Information sold its 51% equity interest in Huayi Juren Information to Huayi Brothers Media Corporation (“Huayi”) and as a result, Huayi Juren Information was deconsolidated (See Note 5).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1)	Basis of presentation and use of estimates
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of its assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, acquired intangible assets and related goodwill, recoverability and useful lives of property and equipment, intangible assets and goodwill, share-based compensation expenses, deferred tax assets and related valuation allowance, income tax uncertainties, provision for doubtful debts, impairment and valuation of investments. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates. Certain amounts previously reported have been reclassified to conform to the current year presentation.
2)	Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE subsidiary for which the Company is the primary beneficiary. All transactions and balances between the Company, its subsidiaries and the VIE subsidiary have been eliminated upon consolidation.
The Group has adopted Financial Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”), Consolidation: Overall. ASC 810-10 requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

PRC laws and regulations restrict foreign ownership of companies that operate online games. To comply with these foreign ownership restrictions, the Company operates its online games in the PRC through Giant Network, a variable interest entity which is majority owned by Mr. Yuzhu Shi and holds the license and approvals to operate online games in the PRC. Upon the Reorganization, a series of agreements was entered into amongst Zhengtu Information, Giant Network and Giant Network’s direct equity holders, which provides Zhengtu Information the ability to control Giant Network, including its financial interest, as described below.
Pursuant to the contractual arrangements with Giant Network, Zhengtu Information provides certain technical and consulting services and software licenses to Giant Network in exchange for fees. As Zhengtu Information contractually controls the management of Giant Network and Giant Network has granted an irrevocable proxy to Zhengtu Information or its designee, the Company through its wholly-owned equity interest in Zhengtu Information, in substance, has unilateral discretion in setting the fees charged to Giant Network. During the year ended December 31, 2008, 2009 and 2010, such fees totaled approximately RMB1,327,000,000, RMB989,000,000 and RMB1,135,000,000 (US $171,000,000) respectively, which represented substantially all of Giant Network’s operating profits throughout the years presented. As of December 31, 2010, the share capital and accumulated losses of Giant Network was RMB10,000,000 and RMB127,393,934, respectively; (2009: RMB10,000,000 and RMB63,597,791, respectively). Zhengtu Information has also undertaken to provide financial support to Giant Network to the extent necessary for its operations.
The principal services and software license agreements that Zhengtu Information has entered into with Giant Network are:
•	Online games software sales and licensing agreement, pursuant to which Zhengtu Information licenses online game software to Giant Network; and

•	Exclusive technical consulting and service agreement, pursuant to which Zhengtu Information provides exclusive technical and consulting services to Giant Network.
In addition, Zhengtu Information has entered into agreements with Giant Network and its equity holders with respect to certain shareholder rights and corporate governance matters that provide Zhengtu Information with the ability to control Giant Network. Pursuant to these contractual arrangements:

•	The equity holders of Giant Network have granted an irrevocable proxy of their voting rights underlying their equity interest in Giant Network to Zhengtu Information or its designee, which includes, but are not limited to, the sale or transfer of part or all of the equity interest in Giant Network and to exercise the right to appoint directors, general manager and other senior management of Giant Network;

•	Giant Network will not enter into any transaction that may materially affect its assets, liabilities, equity or operations without the prior written consent of Zhengtu Information;

•	Zhengtu Information may purchase the entire equity interest in, or all the assets of Giant Network, for a purchase price equal to the net assets of Giant Network or the minimum price permitted by PRC laws, if and when PRC laws are revised to permit such a transaction;

•	The equity holders of Giant Network have pledged their equity interest in Giant Network to Zhengtu Information to secure the payment obligations of Giant Network under all of the agreements between Giant Network and Zhengtu Information;

•	The equity holders of Giant Network will not transfer, sell, pledge or dispose of their equity interest in Giant Network without the prior written consent of Zhengtu Information; and

•	Giant Network will not distribute any dividend without the prior consent of Zhengtu Information.
In June 2007, Zhengtu Information and Giant Network entered into a supplementary agreement, whereby Zhengtu Information clarified the extent of financial support for the operations of Giant Network including, but not limited to, any losses incurred by Giant Network. Zhengtu Information also agrees not to demand any repayment of loans from Giant Network. While this supplementary agreement was signed in 2007, the intent and substance of all agreements signed in 2006 remained unchanged.
On July 22, 2007, Zhengtu Information entered into a supplementary agreement with Giant Network and its equity holders. While this supplementary agreement was signed in 2007, the intent and substance of all agreements signed in 2006 remained unchanged. Pursuant to the supplementary agreement:

•	All funds received by the equity holders of Giant Network or their designees (including but not limited to dividends and loans) will be remitted to Zhengtu Information and Giant Network respectively;

•	The exercise price of the option to purchase equity interest of Giant Network is revised to RMB10,000,000 or the lowest price permitted by PRC laws. Any consideration received by the equity holders of Giant Network or their designees from the sale will be remitted to Giant Network; and

•	All future amendments to the agreements, including, but not limited to, any adjustment of service and consulting fees, payment of dividends, and approval for extensions of loans, are required to be approved by the Board of Directors of the Company.
On August 27, 2007, Zhengtu Information entered into a supplementary agreement with Giant Network and its equity holders to clarify certain terms of certain Reorganization agreements. Pursuant to the supplemental agreement the irrevocable proxy granted by Giant Network to Zhengtu Information or its designee, which had an original term of ten years, will be automatically renewed for another ten years unless objected to by Zhengtu Information. The exercise price of the option to purchase equity interest of Giant Network is revised to the higher of RMB10,000,000 or the lowest price permitted by PRC laws. The intent and substance of the Reorganization agreements revised by this supplemental agreement remain unchanged.
Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and Giant Network through the irrevocable proxy agreement, whereby the equity holders of Giant Network effectively assigned all of their voting rights underlying their equity interest in Giant Network to the Company. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of Giant Network. Thus, the Company is also considered the primary beneficiary of Giant Network. Accordingly, Giant Network’s results are consolidated in the Company’s financial statements.
ASC 810-10 requires a parent company deconsolidate a subsidiary or derecognizes a group of assets when that parent company no longer controls the subsidiary or group of assets. Upon deconsolidation of a subsidiary, an entity recognizes a gain or loss on the transaction and measures any retained investment in the subsidiary at fair value. The gain or loss includes any gain or loss associated with the difference between the fair value of the retained investment in the subsidiary and its carrying amount at the date the subsidiary is deconsolidated. In contrast, an entity is required to account for a decrease in its ownership interest of a subsidiary that does not result in a change of control of the subsidiary as an equity transaction.
3)	Foreign currency translation and transactions
The Company’s, its BVI and Hong Kong subsidiary’s functional currency is the United States dollars (“US $”). The functional currency of the Company’s PRC subsidiaries and the VIE subsidiary is the Chinese Renminbi (“RMB”), based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.
Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. The resulting realized and unrealized exchange gains and losses are included in the consolidated statements of operations and comprehensive income.
4)	Convenience translation
Amounts in US $ are presented for the convenience of the reader and are translated at the noon buying rate of US $1.00 to RMB6.6000 on December 31, 2010 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US $ at such rate.
5)	Long-term Investment and Investments in equity investees
Long-term investment represents cost method investments and equity method investments. In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, the Equity Method of Accounting for Investments in Common Stock for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. The impairment charge was nil for the years ended December 31, 2009 and 2010.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall.
Under the equity method, the Company initially records its investment at cost and adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations after the date of acquisition. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluated the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.
6)	Cash, cash equivalents and short-term investments
Cash and cash equivalents represent cash on hand, demand deposits and money market fund placed with banks or other financial institutions. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days, are mainly fixed rate time foreign deposits that are classified as short-term investments which are stated at their approximate fair value.
The Company accounts for its investments in accordance to ASC subtopic 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. ASC 320-10 classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by the accounting standard for financial instruments. The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Trading asset investments include marketable debt instruments where the Company did not document its intention to hold the investments to maturity at acquisition and classified the investments as trading. Unrealized holding gains and losses for trading securities are included in earnings.
The securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs.

When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than- temporary impairment loss equal to the entire excess of the debt security’s amortized cost basis over its fair value is recognized at the balance sheet date.
Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected as a component of interest income.
7)	Property and equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years
Fixed assets have an estimated residual equal to 5% of the original cost.
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of a fixed asset are capitalized as an addition to the related asset. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any gain or loss reflected in the consolidated statements of operations and comprehensive income.
The Group recognizes website and internally used software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over their estimated expected life. Since the inception of the Group, the amount of property and equipment costs qualifying for capitalization has been insignificant and as a result those costs have been expensed as incurred.

8)	Intangible assets
The Group recognizes costs to develop its online game products in accordance with ASC subtopic 985 Software. Online game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online games have a proven ability to operate in an online game environment. Since the inception of the Group, the amount of online game development costs qualifying for capitalization as intangible assets was approximately RMB 28,746,000 and is being amortized over the estimated life of the corresponding online games.
Purchased software is stated at cost less accumulated amortization. Amortization is computed using the straight-line method over three years.
The intellectual property rights purchased are capitalized and amortized on a straight-line basis over the estimated useful economic life of the relevant online game. The online game related to the intellectual property rights has commenced operations in April 2010 and as a result, amortization has commenced as of that date. The online game and the related intellectual property rights were part of a subsidiary that was deconsolidated as of December 31, 2010 (See Note 5).
The intangible asset arising from the acquisition of a Snow Wolf Software consists of one online software game and was recorded at its fair value with a useful life of 3 years. The online software game will be amortized on a straight-line basis over three years. The intangible assets arising from the Julun Network acquisition also consists of one online software game and was recorded at its fair value with an estimated useful life on a straight line basis over 5 years.

9)	Impairment of long-lived assets and intangible assets
Long-lived assets, including intangible assets, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the long lived assets by comparing the carrying amount to the estimated future undiscounted cash flow associated with the related assets. If the future net undiscounted cash flows are less than the carrying amount of the assets, the assets are considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the assets to their then estimated fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.
The Group recorded an impairment loss associated with an online game and its related intellectual property rights amounting to RMB46,557,669 (US $7,054,192) during the year ended December 31, 2010 (See Note 8). There were no indicators of impairment noted during the year ended December 31, 2009.
10)	Goodwill
Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Group’s goodwill and acquisition related intangible assets outstanding at December 31, 2010 were related to the Group’s acquisition of two subsidiaries (Note 3). In accordance with the provisions of ASC subtopic 350 (“ASC 350”), Goodwill and Other Intangible Assets, goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.
The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.
The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized as impairment loss. The Group determined it has one reporting unit in which all goodwill was tested for impairment at each reporting period end resulting in no impairment charges for the periods presented.

11)	Available-for-sale investment
The Company has designated its investment in convertible redeemable preferred shares (“Preferred Share”) of Five One Network Development Co. Ltd., (“51.com”) and Mobile Embedded Technology Inc. (“MET”) as available-for-sale in accordance with ASC320-10. Such available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. If the Company determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to its estimated fair value. The new cost basis will not be adjusted for subsequent recoveries in fair value. Determination of whether declines in value are other-than-temporary requires significant judgment. Subsequent increases and decreases in the fair value of available-for-sale securities will be included in comprehensive income (loss) through a credit or charge to shareholders’ equity except for an other-than-temporary impairment, which would be charged to current period earnings.
Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.
12)	Fair value of financial instruments
Financial instruments of the Group primarily comprise of cash and cash equivalents, accounts receivable, certain other current assets, amounts due from related parties and research-and-development (“R&D”) entity partners, short-term investments, investments in available-for-sale securities, held-to-maturity investment, and payables and accrued expenses. As of December 31, 2009 and 2010, the carrying values of these financial instruments except for investment in preferred shares approximated their fair values due to the short-term maturity of these instruments. The carrying amount of our held-to-maturity investment approximates its fair value, which was estimated based on quoted market interest rates. The carrying amount of the Group’s available-for-sale investments were initially stated at fair value and subsequently re-measured and recorded at fair value at every year.
13)	Other assets
Other assets represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights agreements, which are 50 years.
14)	Revenue recognition
The Group currently provides online game services in the PRC and recognizes revenue in accordance to the criteria of ASC subtopic 605 (“ASC 605”), Revenue Recognition when persuasive evidence of an arrangement exists, the service has been rendered, the sales price is fixed or determinable, and collectability is reasonably assured.

The Group operates Massively Multiplayer Online Role-Playing Games (“MMORPG”) under a free-to-play model. Under this model, players can access the games free of charge but may purchase game points for in-game premium features.

The Group sells prepaid cards, in physical or virtual forms, for its in-game premium features to distributors who in turn sell the prepaid cards to end customers. The prepaid game cards provide customers with a pre-specified number of game points for consumption. All prepaid cards sold to distributors require upfront advance cash payments. The Group also sells game points through online sales directly to end customers using their credit or debit cards, which is generally settled by the banks immediately within one to two days. Proceeds from the sale of prepaid game cards from distributors and online sale of game points are initially recognized as an advance from distributors. These prepaid fees are reclassed to deferred revenue upon the end users’ online registration and conversion of the game points into the respective user accounts. The Group’s end users are required to “activate” the prepaid game cards by using access codes and passwords to transfer the value of those cards to game points in their personal user accounts. The Group does not recognize revenue for game cards which are sold but not yet converted into game points and used by customers to purchase premium features as the Group is required to provide future services, in the form of in-game premium features, related to those cards or points. Deferred revenue is recognized as revenue over the estimated life span of the premium features purchased or as the premium features purchased with the game points are consumed. The estimated life span of premium features is determined based on historical player usage patterns and playing behavior. When the life span of certain premium features cannot be reliably determined based on historical paying player patterns and behavior, the related revenues are recognized over the estimated game life. Future usage patterns may differ from the historical usage patterns on which the Group’s revenue recognition policy is based. The Group monitors the operational statistics and usage patterns of its online games and modifies the expected life span when materially different.

Prepaid cards sold by the Group have an expiration period of two years, if not returned or activated, after which the Group could suspend the cards and will recognize the related advance from distributors and/or deferred revenue. The Group has implemented a return policy for distributors to allow returns of unsold prepaid cards that have not expired up to a certain limit after six months. As of December 31, 2010, the Group has not received any returns. In addition, no refunds are allowed once game points have been transferred to the end users’ personal user accounts.

The Group sells prepaid game cards at a discount to its distributors. The Group accounts for such discounts in accordance with ASC subtopic 605-15 (“ASC 605-15”), Revenue: Product. Such discounts are initially accounted for as a reduction of deferred revenue. As a result, deferred revenue includes the value of activated discounted and undiscounted prepaid cards and game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services in the form of premium features.

The Group also receives royalty income from a third party incorporated in Taiwan, which was a related party prior to June 2009, in exchange for licensing ZT Online and providing related technical support. The license allows the operation of the games in Hong Kong, Taiwan, Macau, Singapore and Malaysia. The royalty fees are determined based on an agreed percentage of game points consumed by the players with accounts registered with the third party, net of applicable withholding tax, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the third party confirms its sales activity for the period. As a result of the foreign currency restrictions over the remittance of funds from Taiwan to the PRC to repay outstanding payables to the Group, beginning on October 1, 2008, such royalty income is recorded at the estimated fair value of the personnel services paid by the third party paid on behalf of the Group in accordance with the provisions of ASC subtopic 845-10 (“ASC 845-10), Nonmonetary Transactions: Overall.

The Group also licenses ZT Online to overseas third parties in Vietnam from 2009 and in Russia from 2010. The royalty income is determined based on an agreed percentage of game points consumed by the players with accounts registered with the game vendors, net of applicable withholding tax, which becomes fixed or determinable at the time actual usage occurs. The related royalty income is recognized on a monthly basis, as the game vendors confirm their sales activities for the period.

On October 28, 2009, the Company and Shenzhen Tencent Computer Systems Company Limited (“Tencent Computer” or “Tencent”) entered into a three year ZT Online Green Edition — Online Software Cooperation Agreement (“Cooperation Agreement”) to attract more players to play ZT Online Green Edition from the Tencent QQ Game platform user base. Under the Cooperation Agreement, the Company receives royalty income in exchange for licensing ZT Online, and service fees for providing servers, broadband resources and technical consulting services (collectively known as “IT services”). The Group accounts for the royalty income and service fees in accordance with ASC subtopic 605-25-25 (“ASC 605-25-25”) Revenue Recognition for Multiple-Element Arrangements. The royalty income and service fees are both determined based on an agreed percentage of game point revenue earned from players with accounts registered with Tencent, net of applicable withholding tax. Royalty payments are recognized as revenue, when all contingencies associated with royalty payments have been resolved, when no remaining performance obligations exist relating to those payments and upon receipt of a confirmation of sales activity from Tencent. The service fees are contingent upon the future delivery of the IT services and game point revenue earned from players with accounts registered with Tencent. Service fees are recognized on a straight-line basis from the point in time at which the contingency has been resolved, over the remaining period of the Cooperation Agreement.

The Group also operates MMORPG under a pay-to-play model. Under this model, the Group receives subscription fees from distributors for the sale of time units, which allow end users to access its online game products. The distribution of time units to the end users typically is made by sales of prepaid game cards, in physical or virtual form. The prepaid game cards entitle the end users to access the Group’s online game products for a specified period of time in accordance with the Group’s published expiration policy. All subscription fees are deferred when received and revenue is recognized based upon the actual usage of time units by the end users, or when the end users are no longer entitled to access the online game products in accordance with the Group’s published expiration policy.

The Group also sells security cards to its online game players which are used to protect or lock players’ personnel user accounts from being hacked. In 2010, revenue recognized has not been significant, with the total amount of RMB452,300 (US $68,530) (2009: RMB130,074, 2008: RMB612,444) recorded as other revenue. The Group is subject to a withholding value added tax (“VAT”), on sales of the security cards at an applicable rate of 3% (2009: 3%). Other revenue is recognized net of VAT.

The Group’s VIE subsidiary is subject to a 5% business tax and related surcharges on the revenues earned from the sale of game points by Giant Network and are deducted from online game revenues. The Group’s PRC subsidiary, Zhengtu Information, is also subject to a 5% business tax and related surcharges on its royalty income earned and are deducted from overseas licensing income. Such business tax and related surcharges for the years ended 2008, 2009 and 2010 are RMB95,937,321, RMB72,701,726 and RMB 85,019,261 (US $12,881,706), respectively.

The Group does not defer any costs associated with the sale of its prepaid cards or game points.
15)	Cost of services
Cost of services consists primarily of payroll, depreciation and amortization, maintenance and rental of computer equipment, production costs for prepaid game cards, and other overhead expenses directly attributable to the provision of the Company’s online game services.

Cost of services also includes a 5% business tax, 3% (net) VAT and related surcharges on technical and consulting fees and royalty fees charged by the Group’s PRC subsidiary, Zhengtu Information, to the Group’s VIE subsidiary, Giant Network. Such business tax, VAT and related surcharges for the years ended December 31, 2008, 2009 and 2010 are RMB66,418,440, RMB39,066,834 and RMB37,192,656 (US $5,635,251), respectively.
16)	Advertising expenses
Advertising costs are expensed when incurred as sales and marketing expenses and amounted to approximately RMB70,402,000, RMB31,426,000 and RMB65,297,000 (US $9,894,000) for the years ended December 31, 2008, 2009 and 2010, respectively.
17)	Research and product development expenses
Costs incurred for the development of online game products prior to the establishment of technological feasibility and costs incurred for maintenance after the online game products are available for marketing are expensed when incurred and are included in research and product development expenses.
18)	Comprehensive Income
Comprehensive income is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income is reported in the consolidated statements of shareholders’ equity. Accumulated other comprehensive loss of the Company consists of the foreign currency translation adjustments and unrealized holding gains and losses of available-for-sale investments (net of any reclassification adjustments) and their corresponding deferred tax impact, if any.
19)	Share-based compensation
The Group’s employees participate in the Company’s 2006 and 2007 stock incentive plan including share options and restricted shares, which is more fully described in Note 17. In 2010, the Group granted restricted shares to employees. The Group accounts for its share-based payments pursuant to ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. According to ASC 718-10, all grants of share options to employees are recognized in the consolidated financial statements based on their grant date fair values. The Company’s share options and restricted shares are subject to graded vesting provisions. Fair value of share options is determined with the assistance of an independent third party valuation firm, using a binomial option pricing model derived by management. Fair value of restricted shares is determined by the fair market value at the grant day. The Group has elected to recognize compensation expense using the accelerated method for all share options and restricted shares with service conditions that have a graded vesting schedule

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent year if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity based Payment to Non-employees. For the awards granted to non-employees, the Group records compensation expense equal to the fair value of the share options at the service performance date. The fair value of the unvested share options is recalculated at each reporting date as the service agreements signed with the non-employees do not include significant disincentive for non-performance. There were no share options issued to non-employees during the years ended December 31, 2008, 2009, and 2010, respectively.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.
20)	Leases
Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group has no capital leases for any of the years stated herein.
21)	Income taxes
The Group follows the liability method in accounting for income taxes in accordance to ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the year that includes the enactment date.
22)	Accounting for uncertain income tax positions
The Group adopted ASC 740-10 (“ASC 740-10”), Income Taxes: Overall on January 1, 2007 which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group did not incur a cumulative adjustment upon the adoption of ASC 740-10. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations and comprehensive income.
23)	Earnings per share
Earnings per share are calculated in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall. Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed using the weighted average number of shares and dilutive equivalent shares outstanding during the period. Dilutive equivalent shares consist of ordinary shares issuable upon the exercise of stock options granted, with an exercise price less than the average fair market value for such period, using the treasury stock method. Dilutive equivalent shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.
24)	Financial incentives
Government financial incentives are recognized as income upon receipt (see Note 16) as there are no conditions or continuing performance obligations of the Company attached to any of the governmental financial incentives received.
25)	Share Repurchase Program
Pursuant to a Board of Directors’ resolution on December 24, 2007, the Company’s management is authorized to repurchase up to US $200 million of the Company’s ADSs (“Share Repurchase Plan 1”). This plan terminated in accordance with its terms on February 13, 2008 with a total of 17,484,100 ADSs repurchased on the open market, for a total consideration of US $200 million. During 2007 and 2008, the Company repurchased 1,429,100 ADSs and 16,055,000 ADSs, respectively, under this plan for a consideration of US $17.3 million and US $182.7 million, respectively.

On August 11, 2008, the Board of Directors unanimously authorized management to repurchase another up to US $150 million of the Company’s ADSs (“Share Repurchase Plan 2”). The Board of Directors also agreed to review the Company’s share repurchase program periodically, and to adjust the amount authorized for repurchase as necessary. During 2008 and 2009, the Company has repurchased 14,947,200 ADSs and 1,570,785 ADSs, respectively, under this plan for a consideration of US $97.8 million and US $9.2 million, respectively.

In August 2009, the Board of Directors terminated the Share Repurchase Plan 2 and approved a new share repurchase plan (“Share Repurchase Plan 3”), authorizing the Company to repurchase up to US $150 million of its ADSs. Under this share repurchase plan, the Company may repurchase its shares under one year, unless further extended or shortened by the Board of Directors within one year, as prescribed under the board resolution and as defined by SEC regulations. As of December 31, 2009 and 2010, no ADSs have been repurchased under this plan.

The Company accounted for those shares repurchase as Treasury Stock at cost in accordance to ASC Subtopic 505-30 (“ASC 505-30”), Treasury Stock (Pre-codification: Accounting Principles Board Opinion No. 6), and is shown separately in the Shareholders’ Equity as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into retained earnings.
26)	Segment reporting
The Group follows ASC subtopic 280 (“ASC 280”), Segment Reporting. The Group’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment through the provision of online gaming services. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, no geographical segments are presented.
27)	Concentration of risk
Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amounts due from related parties and R&D entity partners. As of December 31, 2009 and 2010, substantially all of the Group’s cash and cash equivalents and short-term fixed rate time deposits were held by Chinese major financial institutions located in the PRC and Hong Kong. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that has come into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. Since the global financial crisis began during the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, it may be unlikely to claim its deposits or investments back in full. The Group continues to monitor the financial strength of these financial institutions.

Amounts due from related parties and R&D entity partners are typically unsecured, interest free and without any fixed term of repayment. Any negative events or deterioration in financial well-being with respect to Group’s related parties and R&D entity partners may cause material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

The Company’s available-for-sale investments, 51.com and MET are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity (see Note 2 11 Available for sale securities). The held to maturity investment of New China Trust is secured, bears a fixed quarterly yield of 1.5% per quarter (6% per annum) and has a fixed maturity date. The investment contracts of Shanghai Lingang New City Land Reserves (“Shanghai Lingang”) and Anhui Hailuo Investment Co., Ltd (“Anhui Hailuo”). are secured, bear fixed yields of 4.0% and 4.2% per annum respectively and have fixed maturity dates. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

Business and economic risk

The Group participates in a high technical industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures from other online gaming companies; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or distributor relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

All of the Group’s revenues for the year ended December 31, 2008 were primarily derived from a single online game. More than 90% of the Group’s revenues for the year ended December 31, 2009 and 2010 were primarily derived from a single online game. No individual customer (both distributor and end user) accounted for more than 10% of net revenues for the year ended December 31, 2008, 2009 and 2010.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to U.S. dollar, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the U.S. dollar against RMB was approximately 0.1% in 2009 and 3.3% in 2010. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.
28)	Dividends
Dividends of the Company are recognized when declared. Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations.
29) Recent accounting pronouncements
In January 2010, the FASB issued ASU No. 2010-06 (“ASU 2010-06”), Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820 (ASC 820), Fair Value Measurements and Disclosures (Pre-codification: FAS 157 Fair Value Measurements) to require a number of additional disclosures regarding (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Level 1, 2, and 3. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASU 2010-06 did not have a material impact on the Group’s consolidated financial statements disclosures.

In July 2010, the FASB issued a final Accounting Standards Update 2010-20 (“ASU 2010-20”), which requires entities to provide extensive new disclosures in the financial statements about the financing receivables, including credit risk exposures and the allowance for credit losses. A financing receivable is an arrangement that represents a contractual right to receive money on demand or on fixed or determinable dates and that is recognized as an asset in the entity’s statement of financial position. Entities with financing receivables will be required to disclose, among other things (a) a roll-forward of the allowance for credit losses; (b)credit quality information such as credit risk scores or external credit agency ratings; (c) impaired loan information; (d) modification information; and (e)non-accrual and past due information. For public entities, the disclosures are effective for interim and annual reporting periods ending on or after December 15, 2010. The adoption of ASU 2010-20 did not have a material impact on the Group’s consolidated financial statements disclosures.

In December 2010, the FASB issued ASU No. 2010-28 (“ASU 2010-28”), Intangibles — Goodwill and Other (“ASC 350”): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The objective of this standard is to address questions about entities with reporting units with zero or negative carrying amounts because some entities concluded that Step 1 of the test is passed in those circumstances because the fair value of their reporting unit will generally be greater than zero. The amendments in this standard modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Group does not expect the adoption of ASU 2010-28 will have a material impact on its consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-29 (“ASU 2010-29”), Disclosure of Supplementary Pro Forma Information for Business Combinations (“ASC 805”). The objective of this standard is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. This standard specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This standard also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This standard is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Group does not expect the adoption of ASU 2010-29 will have a material impact on its consolidated financial statements.

Acquisition of Subsidiaries	12 Months Ended
Dec. 31, 2010
Acquisition of Subsidiaries [Abstract]
ACQUISITION OF SUBSIDIARIES
3. ACQUISITION OF SUBSIDIARIES
Julun Network

On November 30, 2010, Giant Network acquired 100% equity interest of Julun Network, a developer of online games incorporated in China, for RMB15,906,862 (US $2,410,131). Giant Network acquired Julun Network for the knowledge and expertise of its R&D employees. The acquisition met the definition of a business acquisition in accordance with ASC subtopic 805-10.

Total purchase consideration is RMB15,906,862 (US $2,410,131). Breakdown of the total purchase consideration is as follows:

Purchase consideration:	RMB	US $
Payment of cash	15,906,862	2,410,131

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as at the date of acquisition:

	RMB	US $
Current assets	994,365	150,661
Property and equipment, net	503,798	76,333
Online game software	1,146,029	173,641

Total assets acquired	2,644,192	400,635

Accounts and other payables	(2,662,605)	(403,425)
Accrued liabilities	(52,098)	(7,894)

Total liabilities assumed	(2,714,703)	(411,319)

Net liabilities acquired	(70,511)	(10,684)
Goodwill	15,977,373	2,420,815

Total fair value of purchase price consideration	15,906,862	2,410,131

The fair value of the online game software was determined based on an independent valuation using an income approach, which involves applying an appropriate discount rate to estimated cash flows that will be derived from the online game in the future. The goodwill represented expected synergies arising at acquisition from the knowledge and expertise of the employees of Julun Network.

Pro forma results of operation for this acquisition have not been presented because the effects of the acquisition were not material to the Group’s consolidated financial results.

Short-Term Investments	12 Months Ended
Dec. 31, 2010
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
4. SHORT-TERM INVESTMENTS
Short-term investments consisted of the following as of December 31, 2009 and December 31, 2010:

	December 31, 2010
		Unrealized	Estimated Fair	Estimated Fair
	Carrying Value	Gains/(Losses)	Value	Value
	(RMB)	(RMB)	(RMB)	(US $)
Held-to-maturity securities
- Fixed rate time deposits	1,403,362,000	—	1,403,362,000	212,630,606
- Investment contract		—
- New China Trust (1)	500,000,000	—	500,000,000	75,757,575
- Shanghai Lingang and Anhui Hailuo (2)	1,350,000,000	—	1,350,000,000	204,545,455

Total short-term investments	3,253,362,000	—	3,253,362,000	492,933,636

	December 31, 2009
		Unrealized	Estimated Fair	Estimated Fair
	Carrying Value	Gains/(Losses)	Value	Value
	(RMB)	(RMB)	(RMB)	(US $)
Held-to-maturity securities
- Fixed rate time deposits	3,802,050,000	—	3,802,050,000	557,003,472

Total short-term investments	3,802,050,000	—	3,802,050,000	557,003,472

(1)	On August 21, 2009, the Group entered into a two year investment contract amounting to RMB500,000,000 with a fixed quarterly yield of 1.5% (6% per annum) with New China Trust. The investment contract is secured by 45,040,000 A-shares of Shanghai Pudong Development Bank (“PDB”), a company that is listed on the Shanghai Stock Exchange. Management has accounted for this investment as short-term investment held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimate remaining period until maturity. Since the investment is due to mature on August 21, 2011, the New China Trust held-to-maturity investment was reclassified to current assets from non-current assets as of December 31, 2010. There were no impairment indicators present associated with this investment at December 31, 2009 and 2010.

(2)	On December 24, 2010, the Company entered into investment contracts with Shanghai Lingang and Anhui Hailuo amounting to RMB850,000,000 and RMB 500,000,000, respectively, with fixed interests of 4.0% and 4.2% per annum, respectively and maturity of 150 days and 157 days, respectively. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd, a company that is listed on both the Shanghai and Hong Kong Stock Exchange. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimate remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010.
The Company recorded interest income related to its short-term investments amounting to RMB136,097,898 (US $20,620,894) for the year ended December 31, 2010 (2009: RMB102,200,467, 2008: RMB46,124,136) in the consolidated statements of operations and comprehensive income.

Deconsolidation of a Subsidiary	12 Months Ended
Dec. 31, 2010
Deconsolidation of a Subsidiary [Abstract]
DECONSOLIDATION OF A SUBSIDIARY
5. DECONSOLIDATION OF A SUBSIDIARY
On December 31, 2010, Huayi acquired 51% of Huayi Juren Information’s shares. The Group and another shareholder own the remaining 34% and 15% interest, respectively. In exchange for the 51% interest, Huayi agreed to pay the Group a total consideration of RMB57,250,000 (US $8,674,242). RMB 28,625,000 was paid to the Group as of December 31, 2010.

As a result of the deconsolidation, the Group’s investment in Huayi Juren Information increased by RMB 21,250,000, representing the Group’s net investment on December 31, 2010 immediately before the transaction. The following adjustments were made to the consolidated balance sheet to reflect the deconsolidation of Huayi Juren Information on December 31, 2010:

in RMB
Intangible assets (Note 8)	(25,000,000)
Due from related parties (Note 21)	25,000,000
Cash and cash equivalents	(25,000,000)
Non-controlling interests (Note 15)	3,750,000

(21,250,000)
The Group had a receivable due from Huayi Juren Information amounting to RMB 25,000,000 (US $3,787,879). Effective December 31, 2010, as a result of the disposal, Huayi Juren Information is no longer consolidated, accordingly, the receivable is no longer eliminated in consolidation and is presented as “Due from related parties” (see Note 21) in the consolidated balance sheet.

As a result of the disposition to Huayi, the Group reduced its investment in Huayi Juren Information by RMB 12,750,000 for the 51% interest sold, resulting in a remaining investment balance of RMB 8,500,000 for its 34% retained interest. The Group recognized a gain on the disposition amounting to RMB 44,500,000 (US6,742,424), representing the difference between the proceeds received of RMB 57,250,000 (US $8,674,242), and the pro rata portion of the investment sold of RMB 12,750,000. The Group also recognized a gain of RMB 24,274,051 (US $3,677,886), representing the difference between the fair value of the equity investment retained amounting to RMB 32,774,051 (US $4,965,765), and the pro rata portion of the investment retained of RMB 8,500,000 (US $1,287,879) The fair value of the retained equity interest was derived from the sale price of the Group’s 51% interest to Huayi adjusted for a discount for lack of control. The total gain on the deconsolidation of Huayi Juren Information amounting to RMB 68,774,051 (US $10,420,311) is included in “Other (expense) income, net” in the accompanying consolidated statement of operations and comprehensive income.

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Prepaid expenses (1)	22,486,679	18,133,877	2,747,557
Staff advances (2)	4,587,742	6,768,392	1,025,514
Advances to suppliers	6,703,688	9,143,899	1,385,439
Rental deposits	1,651,186	1,814,117	274,866
Prepaid game distribution license fee (3)	5,341,373	12,914,265	1,956,707
Tax receivable	10,729,546	950,286	143,983
VAT refundable	32,167,993	22,705,555	3,440,236
Funds in transit in establishing new subsidiaries	4,060,000	—	—
Interest receivable	33,226,350	18,792,361	2,847,327
Proceeds receivable on deconsolidation of a subsidiary (Note 5)	—	28,625,000	4,337,121
Advances to shareholder of Huayi Juren Information	—	7,500,000	1,136,364
Others	4,567,729	5,379,656	815,099

Total	125,522,286	132,727,408	20,110,213

(1)	Prepaid expenses mainly relate to prepayments for Internet Data Center (“IDC”) services or space rental and facilities.

(2)	Staff advances relates to cash advances given to certain employees for use during business operations and are recognized as sales and marketing expenses when expended.

(3)	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2010, the Group has paid RMB12,914,265 (US $1,950,000) in upfront payments, which is being recorded as a prepaid game distribution license fee.

Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

Property and equipment and their related accumulated depreciation as of December 31, 2009 and 2010 are as follows:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Computer equipment	271,642,612	276,843,360	41,945,964
Leasehold improvements	13,100,527	927,186	140,483
Furniture and fixtures	5,889,981	18,449,740	2,795,414
Motor vehicles	1,977,943	4,669,096	707,439

	292,611,063	300,889,382	45,589,300
Less: Accumulated depreciation	(113,941,081)	(157,603,079)	(23,879,254)

Property and equipment, net	178,669,982	143,286,303	21,710,046

Depreciation expense for the years ended December 31, 2008, 2009 and 2010 were RMB40,126,174, RMB52,965,806 and RMB54,444,577 (US $8,249,178) respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

During the year ended December 31, 2010, the Group assessed certain indicators of impairment impacting the King of Kings 3 (“KOK 3 game software”) game’s revenue and cash flow forecasts which were primarily attributed to increasing competition coupled with declines in customer demand (Note 2 (27) Business and economic risk). The Group tested the KOK3 game software for impairment using an income approach, which involves applying an appropriate discount rate to estimated cash flow forecasts. Based on the Company’s analysis, the Company recorded an impairment charge of approximately RMB46,557,669 (US $7,054,192), for the year ended December 31, 2010, which is included in the line “Impairment of intangible assets” in the consolidated statements of operations and comprehensive income. There were no indicators of impairment noted related to the intangible assets during the year ended December 31, 2009.

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31, 2010
		Accumulated		Deconsolidation of		Net Carrying
	Gross Carrying Value	Amortization	Impairment	a subsidiary (Note 5)	Net Carrying Value	Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US $)

Online game product development costs	28,745,846	(10,074,220)	—	—	18,671,626	2,829,034
Purchased software	50,575,054	(36,775,426)	—	—	13,799,628	2,090,853
Acquired software from acquisition of subsidiaries	1,624,891	(141,429)	—	—	1,483,462	224,767
KOK 3 game software	80,073,005	(8,515,336)	(46,557,669)	(25,000,000)	—	—

Intangible assets, net	161,018,796	(55,506,411)	(46,557,669)	(25,000,000)	33,954,716	5,144,654

	As of December 31, 2009
		Accumulated
	Gross Carrying Value	Amortization	Net Carrying Value
	(RMB)	(RMB)	(RMB)
Online game product development costs	19,924,142	(6,746,615)	13,177,527
Purchased software	45,421,880	(18,840,946)	26,580,934
Acquired software from acquisition of a subsidiary	478,862	—	478,862
KOK 3 game software	78,090,967	—	78,090,967

Intangible assets, net	143,915,851	(25,587,561)	118,328,290

Amortization expenses for the years ended December 31, 2008, 2009 and 2010 were RMB8,120,619, RMB15,123,412 and RMB29,918,850 (US $4,533,159) respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	(RMB)	(US $)
For the years ending December 31,
2011	16,130,261	2,443,979
2012	8,049,570	1,219,632
2013	5,594,130	847,595
2014	3,339,750	506,023
2015	493,461	74,767

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
GOODWILL
9.	GOODWILL

Goodwill is comprised of the following:

The changes in the carrying amount of goodwill are as follows:

	2009	2010
	(RMB)	(RMB)	(US $)
Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	943,118
Goodwill from the acquisition of Julun Network (Note 3)	—	15,977,373	2,420,815

Balance as of December 31	6,224,587	22,201,960	3,363,933

As of December 31, 2009 and 2010, the Company assessed impairment on its goodwill derived from the acquisition of Snow Wolf Software and Julun Network (Note 3). No impairment loss was recognized in any of the periods presented.

Investment in Equity Investees	12 Months Ended
Dec. 31, 2010
Investment in Equity Investees [Abstract]
Investment in Equity Investees
10.	Investment in equity investees

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Beginning balance	—	—	—
Investment in Tonghua	—	3,000,000	454,545
Investment in Huayi Juren Information (Note 5)	—	32,774,051	4,965,766
Equity in losses	—	(648,106)	(98,198)

Ending balance	—	35,125,945	5,322,113

On February 4, 2010, the Company and another individual established a joint venture, Shanghai Tonghua Network Technology Co. Ltd (“Tonghua”), which specializes in online game research and development. The Company’s 30% equity interest amounted to RMB 3,000,000. As the Company exercises significant influence over the operating and financial activities of Tonghua, the investment is accounted for under the equity method as prescribed by ASC 323-10.

Long-term Investment	12 Months Ended
Dec. 31, 2010
Long-term Investment [Abstract]
Long-term Investment
11.	Long-term investment

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Long-term investment	—	20,495,239	3,105,339

On November 18, 2010, the Company purchased 3% of Shanghai Ruichuang Network Technology Co., Ltd’s ordinary shares for a total consideration of RMB20,495,239 (US $3,105,339), which was accounted for as a cost method investment as prescribed by ASC 323-10. There were no impairment indicators noted associated with the long-term investment as of December 31, 2010.

Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets [Abstract]
OTHER ASSETS
12.	OTHER ASSETS

The other assets as of December 31, 2009 and 2010 is as follows:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Land use right	85,239,597	85,239,597	12,915,090
Deposit for purchase for office building	—	18,921,000	2,866,818
Accumulated amortization	(579,629)	(2,318,517)	(351,290)

Other asset, net	84,659,968	101,842,080	15,430,618

In June 2009, the Group made a prepayment for the purchase of a land use right amounting to RMB85,239,597 in Zhuhai Hi-Tech Industrial Area in Guangdong Province.

In June 2010, the Group made a deposit for the purchase of an office building amounting to RMB18,921,000 (US $2,866,818) in Shanghai.

Available-for-Sale Investments	12 Months Ended
Dec. 31, 2010
Available-for-Sale Investments [Abstract]
AVAILABLE-FOR-SALE INVESTMENTS
13.	AVAILABLE-FOR-SALE INVESTMENTS
(i)	Series C Preferred Shares in 51.com
On July 1, 2008, the Company entered into an agreement to purchase 18,508,208 redeemable convertible Series C Preferred Shares of 51.com (the “Series C Preferred Shares”) in exchange for the surrender of a promissory note of RMB34,312,761 (US $5,000,000) and cash consideration of RMB314,370,245 (US $45,809,524). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series C Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the deemed liquidation event did not qualify for derivative accounting because the underlying ordinary shares into which the Series C Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded its investment in the Series C Preferred Shares as an available-for-sale investment. Subsequent to initial recognition, the available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2009 and 2010, the Company recorded the investment in 51.com at a fair value of RMB400,933,182 and RMB374,838,369, respectively, with RMB48,673,628 decrease and RMB14,467,019 (US $2,191,972) decrease, respectively, in fair value of the investment debited, respectively, to other comprehensive loss. As at December 31, 2009 and 2010, the Company has accumulated unrealized holding gains of approximately RMB51,991,000 and RMB39,524,000 (US $5,988,000) recorded within accumulated other comprehensive income related to its investment in 51.com.
(ii)	Series A Preferred Shares in MET
On September 13, 2009, the Company entered into an agreement to purchase 5,000,000 redeemable convertible Series A Preferred Shares of MET (the “Series A Preferred Shares”) in exchange for cash consideration of 34,157,500 (US $5,000,000). The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the Series A Preferred Shares under the requirements of ASC 815. The embedded conversion option, redemption option and the liquidation preference did not qualify for derivative accounting because the underlying ordinary shares into which the Series A Preferred Shares can be converted into, are neither publicly traded nor readily convertible to cash.

The Company recorded the investment in the Series A Preferred Shares as an available-for-sale investment. Subsequent to initial recognition, the available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive loss included in shareholders’ equity. As of December 31, 2009 and 2010, the Company recorded the investment in MET at a fair value of RMB50,033,452 and RMB 48,464,292 (US $7,343,075), with an appreciation of RMB15,909,113 and depreciation of RMB73,032 (US $11,065), respectively in fair value of the investment (credited) debited to other comprehensive loss for the years ended December 31, 2009 and 2010. As at December 31, 2009 and 2010, the Company has accumulated unrealized holding gains of approximately RMB 15,909,000 and RMB 15,836,000 (US $2,399,000) recorded within accumulated other comprehensive income related to its investment in MET.

Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2010
Payables and Accrued Expenses [Abstract]
PAYABLES AND ACCRUED EXPENSES
14.	PAYABLES AND ACCRUED EXPENSES

Payables and accrued expenses consist of the following:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Payroll and welfare payables	48,737,038	53,966,217	8,176,700
Business tax, related surcharges and other taxes	32,810,237	35,985,994	5,452,423
Other payables
- computer equipment	598,340	2,488,295	377,014
- stock option (Note a)	1,850,210	4,675,495	708,408
Funds received in advance from individual investors in establishing new subsidiaries	5,213,000	—	—
Accrued expenses	23,126,307	27,384,398	4,149,152
Customer deposit	—	8,000,000	1,212,121
Professional fee accruals	6,735,399	7,627,340	1,155,658
Others	1,967,459	4,308,283	652,770

Total	121,037,990	144,436,022	21,884,246

a)	Starting from 2008, the Company used a broker to facilitate the cashless exercise of share options by employees. As of December 31, 2009 and 2010, the share options proceeds received from broker and payable to employees totaled RMB1,850,210 and RMB4,675,495 (US $708,408), respectively, which is recorded in other payables.

Non Controlling Interests	12 Months Ended
Dec. 31, 2010
Non Controlling Interests [Abstract]
NON CONTROLLING INTERESTS
15.	NON CONTROLLING INTERESTS

A reconciliation of the carrying amounts of subsidiaries consolidated by the Group and the non controlling interests is as follows:

	December 31, 2009		December 31, 2010
		Non controlling		Non controlling
	Group	Interests	Group	Interests
	(RMB)	(RMB)	(RMB)	(RMB)
Beginning balance	—	—	5,047,654	7,608,607
Equity	5,355,000	5,145,000	11,059,685	10,737,017
Huayi Juren Information (Note 1)	—	—	21,250,000	3,750,000
Transactions with owners acting in their capacity as owners	—	—	—	—
Other comprehensive income	—	—	—	—
Non controlling interests from acquisition of a subsidiary	—	2,758,100	—	—
Deconsolidation of Huayi Juren Information (Note 5)			(21,250,000)	(3,750,000)

Net income	(307,346)	(294,493)	(3,646,401)	(3,562,795)

Ending balance	5,047,654	7,608,607	12,460,938	14,782,829

Ending balance (US $)			1,888,021	2,239,823

Government Financial Incentives	12 Months Ended
Dec. 31, 2010
Government Financial Incentives [Abstract]
GOVERNMENT FINANCIAL INCENTIVES
16.	GOVERNMENT FINANCIAL INCENTIVES

The financial incentives are granted by the municipal government to reward the Group for prompt tax payments and qualification as a high technology project. Such financial incentives are recorded within operating expenses as they are calculated with reference to business tax, individual income tax, and enterprise income tax, if any, paid or withheld by the Group companies at a predetermined percentage. The central government or municipal government could decide at any time to immediately eliminate or reduce these financial incentives. There is no guarantee that the Group will continue to receive these government financial incentives in the future. There are no conditions or performance obligations attached to these government financial incentives and once received, are not refundable. As a result, government financial incentives are recognized as income when received.

Income Tax Expenses	12 Months Ended
Dec. 31, 2010
Income Tax Expenses [Abstract]
INCOME TAX EXPENSES
17.	INCOME TAX EXPENSES

Cayman Islands, British Virgin Island, and Hong Kong

Under the current laws of Cayman Islands, British Virgin Island and Hong Kong, the Group is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Group to its shareholders, no Cayman Islands, British Virgin and Hong Kong withholding tax will be imposed.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises, subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC tax residence enterprise for tax purpose, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income.

Based on the assessment of facts and circumstances available at December 31, 2009 and 2010, management believes that the Company, Eddia International and Giant HK are more likely than not non-PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Group will continue to monitor its tax status.

China

The Group’s subsidiaries and VIE subsidiaries that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries and VIE subsidiaries are subject to a CIT statutory rate of 25%.

Zhengtu Information was granted a 5-year tax holiday in 2006 which entitles it to enjoy a two-year CIT exemption followed by three-year 50% CIT reduction starting from the year 2006 to 2010. Under the PRC Income Tax Laws, it should be entitled to transitional rules whereby the CIT rate could gradually increase from 15% (which was the Zhengtu Information’s applicable tax rate in 2007) to 25% from the year 2008 to 2012 (i.e. 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and onwards, respectively) and the 5-year tax holiday could be retained until exhausted.

Zhengtu Information had also been approved as a “High and New Technology Enterprise” (the “NHTE”) and obtained the NHTE certificate (valid from 2008 to 2010) on November 25, 2008 issued by Shanghai Science and Technology Commission. In accordance with the PRC Income Tax Laws, an enterprise awarded with the NHTE status may enjoy a preferential CIT rate of 15% and the status is renewable.

However, Zhengtu Information is not allowed to enjoy the preferential CIT rate of 15% and reduced tax rate under the transitional rules as described above at the same time. Zhengtu Information has adopted the transitional rules tax treatment for its remaining 3-year tax holiday (i.e. 9% , 10% and 11% for 2008, 2009 and 2010, respectively).

Giant Network, a VIE to which Zhengtu Information is deemed the primary beneficiary, has been recognized as a NHTE effective from 2008, and therefore enjoys a preferential tax rate of 15% from 2008 to 2010. Giant Network is more likely than not to qualify for a renewal of its NHTE status in 2011.

Zhengduo Information, Zhuhai Zhengtu, Wuxi Network, Jujia Network, Juhuo Network, Juhe Network, Snow Wolf Software, Juyan Network, Juxi Network , Juxian Network, Haoji Network, Juquan Network, Jufan Network, Zhengju Information, Tiema Network, Juxin Network, Julun Network and Juren Zhengtu Information are not entitled to enjoy any preferential tax rate for year 2010 and their applicable CIT rate is 25%.

The PRC Income Tax Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax and rules. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. The foreign invested enterprise will be subject to the withholding tax starting from January 1, 2008. There were no distribution of dividends from the Group’s PRC subsidiaries in 2008, 2009 and 2010.

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	For the year ended December 31,
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US $)
PRC	1,059,433,640	936,154,635	881,077,042	133,496,522
Non-PRC	93,522,322	7,924,628	16,518,504	2,502,804

Total	1,152,955,962	944,079,263	897,595,546	135,999,326

(a)	Current Tax
Income tax expenses consist of:

	For the year ended December 31
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US $)
Current income taxes	96,381,254	83,328,105	121,303,259	18,379,282
Deferred income tax (benefits)/expenses	(57,013,446)	1,731,905	(31,980,857)	(4,845,585)

Taxation for the year	39,367,808	85,060,010	89,322,402	13,533,697

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT is as follows:

	For the year ended December 31
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US $)
Expected taxation at PRC CIT statutory rate of 25%	288,238,991	236,019,816	224,398,887	33,999,831
Favorable tax rate	(68,388,694)	(49,059,531)	(25,488,282)	(3,861,860)
Tax holiday	(90,293,820)	(71,351,432)	(105,110,278)	(15,925,800)
Non-deductible expenses (non-taxable income), net	4,666,318	(4,718,414)	7,679,477	1,163,557
Additional 50% tax deduction for qualified research and development expenses	(14,351,366)	(10,380,859)	(15,257,615)	(2,311,760)
Tax exempted VAT refund	—	(12,779,323)	—	—
Change in valuation allowance	(26,065,094)	—	—	—
Unrecognized tax benefits	(30,911,888)	—	—	—
Deferred tax benefits on future tax rate difference	(23,526,639)	(2,670,247)	(3,659,750)	(554,508)
Provision-to-return adjustment	—	—	6,759,963	1,024,237

Taxation for the year	39,367,808	85,060,010	89,322,402	13,533,697

The benefit of tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31
	2008	2009	2010
`	(RMB)	(RMB)	(RMB)	(US $)
Basic	0.38	0.32	0.46	0.07
Diluted	0.36	0.30	0.45	0.07

(b)	Deferred Tax
The tax effects of temporary differences that give rise to deferred tax at December 31, 2009 and 2010 are as follows:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Current deferred tax assets
Deferred revenue and advance from distributors	61,303,813	77,208,660	11,698,282
Accrued expenses	9,029,988	12,142,057	1,839,706
Allowance for doubtful debt	1,020,217	1,127,960	170,903
Share-based compensation expense	4,074,986	8,117,107	1,229,865
Tax loss	464,061	7,149,387	1,083,240
Less: valuation allowance	—	—	—

Net deferred tax assets	75,893,065	105,745,171	16,021,996

Non-current deferred tax assets
Intangible assets amortization	8,021,489	11,069,031	1,677,126
Share-based compensation expense	2,819,268	2,076,457	314,615
Less: valuation allowance	—	—	—

Net deferred tax assets	10,840,757	13,145,488	1,991,741

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Current deferred tax liabilities
Intangible assets amortization	214,339	624,770	94,662

Non current deferred tax liabilities
Intangible assets amortization	420,947	186,496	28,257

As of December 31, 2009 and 2010, the Group did not record a valuation allowance as management has assessed that it is more likely than not that all of the Group’s deferred tax assets will be realized.

As of December 31, 2010, the Company had net operating tax losses in the total amount of RMB 28,597,548 in the PRC, which can be carried forward to future years and utilized by respective Chinese subsidiaries of the Company according to the prevailing PRC CIT rules and regulations. The balance of net operating tax losses of the Company as of December 31, 2010 will expire between the years 2015 and 2016.

The Company intends to permanently reinvest all undistributed earnings of its foreign subsidiaries, as of December 31, 2010, to finance its future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.
(c)	Unrecognized Tax Benefits
The following table summarizes the activity related to the Group’s unrecognized tax benefits from January 1, 2009 to December 31, 2010:

RMB
Balance as of January 1, 2009	4,812,724
Increases related to current year tax positions	5,142,414

Balance as of December 31, 2009 and January 1, 2010	9,955,138
Increases related to current year tax positions	4,803,660

Balance as of December 31, 2010	14,758,798

Balance as of December 31, 2010 (US $)	2,236,182

As of December 31, 2009 and 2010, the Group recorded an unrecognized tax benefit of RMB9,955,138 and RMB14,758,798 (US $2,236,182), respectively, related to excess share-based compensation expense deductions. The unrecognized tax benefit resulting from the difference between the share-based compensation expense deduction and the cumulative amount of compensation cost would be recorded to additional paid-in capital, when recognized. It is possible that the amount of unrecognized tax benefits will change in the next twelve months, pending clarification of current tax law or audit by the tax authorities. However, an estimate of the range of the possible change cannot be made at this time.
For the years ended December 31, 2008, 2009 and 2010, no interest or penalties related to uncertain tax positions were recognized.
The Group’s subsidiaries and VIE subsidiary registered in the PRC are subject to PRC CIT on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. The Group’s tax years 2004 through 2010 remain subject to examination by tax authorities.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
EARNINGS PER SHARE
18.	EARNINGS PER SHARE
Computation of basic earnings per share and diluted earnings per share are as follows:

	December 31,
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US $)
Numerator:
Net income attributable to ordinary shareholders	1,113,588,154	859,313,746	811,187,833	122,907,248

Numerator for basic earnings per share	1,113,588,154	859,313,746	811,187,833	122,907,248
Numerator for diluted earnings per share	1,113,588,154	859,313,746	811,187,833	122,907,248

Denominator:
Number of shares outstanding, opening	257,241,526	227,018,426	226,819,007	226,819,007
Weighted average number of shares issued	452,702	726,931	489,847	489,847
Weighted average number of shares repurchased	(18,235,595)	(1,467,130)	—	—

Weighted average number of shares outstanding — basic	239,458,633	226,278,227	227,308,854	227,308,854
Dilutive effect of share options	8,436,443	7,682,329	6,619,546	6,619,546

Weighted average number of shares outstanding — diluted	247,895,076	233,960,556	233,928,400	233,928,400

Share Option and Restricted Share Scheme	12 Months Ended
Dec. 31, 2010
Share Option and Restricted Share Scheme [Abstract]
SHARE OPTION AND RESTRICTED SHARE SCHEME
19.	SHARE OPTION AND RESTRICTED SHARE SCHEME
2006 Stock Incentive Plan
On September 30, 2006, the Company authorized a share option scheme (the “2006 Stock Incentive Plan”) that provides for the issuance of options to purchase up to 16,000,000 ordinary shares. Under the 2006 Stock Incentive Plan, the directors may, at their discretion, grant any officers (including directors), employees of the Group and consultants (collectively, the “grantees”) options to subscribe for ordinary shares. The share options have a maximum term of six years. The 2006 Stock Incentive Scheme provides for the same terms to all grantees. These awards vest over a five year period, with 20% of the options to vest on each of the first, second, third, fourth and fifth anniversaries of the award date as stipulated in the share option agreement.

The Company granted 920,000 and 3,800,000 share options to the directors, employees and consultants of the Group on March 19, 2007 and May 15, 2007, respectively. Such options were granted under the 2006 Stock Incentive Plan at an exercise price of US $2.0 per share, with 20% vesting annually.

On July 2, 2007, all consultants were transferred to employee status as they have been recruited as the Group’s employees. The fair value of the options to those consultants have been re-measured on the date those consultants became the Group’s employees and the compensation charges have been accounted for prospectively from the date of the change in employment status.

Suspension of 2006 Stock Incentive Scheme

On October 12, 2007, the Company suspended the 2006 Stock Incentive Scheme. All unissued options authorized under the 2006 Stock Incentive Scheme have been returned to the general share pool and the Company will not grant any further options under the 2006 Stock Incentive Scheme. Existing issued awards under the 2006 Stock Incentive Scheme are not affected by the suspension.

2007 Stock Incentive Scheme

On October 12, 2007, the Company authorized the 2007 Stock Incentive Scheme that provides for the issuance of awards to officers (including directors), employees of the Group and consultants (collectively, “the grantees”).

Types of awards available for grant under the 2007 Stock Incentive Scheme include, but not limited to, share options (including both incentive and non-qualified), stock appreciation rights (“SAR”), performance-based awards and restricted stock. Performance-based awards are only granted to officers and employees of the Group and the performance goals are determined by the Board of Directors. Such performance-based awards may be paid in cash or shares which will be determined upfront. The Board of Directors will determine the type, the number, the exercise price and the vesting terms of the awards. The maximum number of shares authorized for issuance under the 2007 Stock Incentive Scheme is 7,800,000. The share options and SARs, if and when issued, have a maximum term of ten years. The 2007 Stock Incentive Plan provides for two terms to grantees. These awards vest either over a five or a four year period, with 20% or 25%, respectively, of the options to vest on each of the first, second, third, fourth and fifth anniversaries of the award date as stipulated in the share option agreement. The Company did not grant any SAR or performance based awards as of December 31, 2010.

On October 17, 2007, the Board of Directors approved the grant of 1,743,500 share options (non performance-based and to be settled in shares) to certain officers and employees of the Group pursuant to the 2007 Stock Incentive Scheme. The exercise price of these options is US $15.50.

On February 1, 2008, February 14, 2008 and September 9, 2008, the Board of Directors approved the grant of 60,000, 50,000 and 560,500 share options (non performance-based and to be settled in shares) at the exercise prices of US $10.29, US $10.50 and US $8.01, respectively, pursuant to the 2007 Stock Incentive Scheme to certain officers and employees of the Group.

On February 27, 2009, the Board of Directors approved the grant of 335,000 share options (non performance-based and to be settled in shares) at the exercise prices of US $6.00, pursuant to the 2007 Stock Incentive Scheme.

By a resolution of the Board of Directors on April 23, 2010, 797,000 restricted shares under 2007 Stock Incentive Scheme were granted to the Company’s certain officers and employees. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.

On September 17, 2010, the Board of Directors approved a resolution to reduce the exercise prices for certain outstanding service-based share options that were granted by the Company in 2007, 2008 and 2009 to the current fair market value of ordinary shares underlying such options. A total of 2,414,000 options belonging to 120 employees of the Company were repriced under 2007 Stock Incentive Scheme. The current fair market value was US $6.36, which was the closing price of our ADSs traded on the NYSE as of September 17, 2010 (“modification date”), which was the last trading day prior to the board approval. All eligible share option grantees affected by such changes had entered into amended share option agreements with the Company. The total incremental compensation cost for the modification is RMB8,273,839 (US $1,253,613). RMB5,300,346 (US $803,083) of the total incremental compensation cost was related to vested share options and therefore, was recognized as share-based compensation expenses on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period. There were no modifications to the Company’s share options for the years ended December 31, 2008 and 2009, respectively.

The fair value of stock options was estimated using a binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Company uses historical data to estimate forfeiture rate. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of stock options granted to employees were estimated using the following weighted average assumptions:

	Granted in 2008	Granted in 2009
Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	3.50 — 3.99%	2.94%
Expected volatility	57.52 — 57.64	60.40
Expected dividend yield	0%	2.5%
Fair value of share option	RMB21.64 to RMB42.59	RMB17.35 to RMB22.37
Estimated forfeiture rate	0 — 2% per annum	2% per annum

Share options issued to employees

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2009 and 2010.

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic value
	options	price(RMB)	life (Years)	(RMB)
Outstanding, December 31, 2009 and January 1, 2010	13,001,134	27.24	3.94	363,500,831
Granted	—	—	—	—
Exercised	(1,200,405)	14.55	—	—
Forfeited/Cancelled	(415,100)	52.08	—	—

Outstanding, December 31, 2010	11,385,629	18.56	2.95	325,578,902

Vested and expected to vest at December 31, 2010	11,208,656	18.57	2.95	320,406,678

Exercisable at December 31, 2010	7,114,529	14.01	2.33	235,801,687

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as at December 31, 2010, for those awards that have an exercise price currently below the fair value of the Company’s shares. The total intrinsic value of options exercised during the year ended December 31, 2010 was approximately RMB33,700,000 (US $5,100,000) (2009: RMB53,100,000).

The weighted average estimated fair value of options granted to employees of the Group during the fiscal year ended 2009 was RMB20.32. There were no share options granted during 2010. The total fair value of options vested during the year ended December 31, 2008, 2009 and 2010 was RMB21,421,966, RMB26,551,305 and RMB29,951,523 (US $4,538,110), respectively.

As of December 31, 2010, there was RMB38,590,957 (US $5,847,115) of unrecognized estimated share-based compensation cost related to share options issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.95 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US $)%
Net revenue	1,594,679,786	1,303,835,447	1,332,815,451	201,941,735	100%

Cost of services	3,456,635	1,245,984	1,793,099	271,682	0.13%
Research and product development expenses	10,874,546	9,573,183	14,659,487	2,221,134	1.10%
Sales and marketing expenses	2,071,956	1,139,408	429,791	65,120	0.03%
General and administrative expenses	29,728,437	18,616,815	16,406,839	2,485,885	1.23%

Total share-based compensation included in cost of services and total operating expenses	46,131,574	30,575,390	33,289,216	5,043,821	2.50%

The total share-based compensation cost capitalized as part of intangible assets — online game product costs for the year ended December 31, 2008, 2009 and 2010 are nil, RMB 1,463,330 and RMB 295,211 (US $44,729), respectively.

The following table summarized the Company’s restricted shares activity under 2007 Stock Incentive Scheme:

		Weighted average	Weighted average
	Number of	grant date fair value	grant date fair value
	restricted shares	(RMB)	(US $)
Outstanding, December 31, 2009 and January 1, 2010	—
Granted	797,000	34,972,832	5,298,913
Exercised	—	—	—
Forfeited/Cancelled	(20,000)	(877,612)	(132,971)
Outstanding, December 31, 2010	777,000	34,095,220	5,165,942

Vested and expected to vest as of December 31, 2010	731,589	32,102,558	4,864,024

Employee Benefits	12 Months Ended
Dec. 31, 2010
Employee Benefits [Abstract]
EMPLOYEE BENEFITS
20.	EMPLOYEE BENEFITS

The full-time employees of the Company’s subsidiaries and the VIE subsidiary that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, housing subsidies, unemployment insurance and pension benefits. These companies are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The Group’s PRC subsidiaries and VIE subsidiary have no legal obligation for the benefits beyond the contributions made. The total amounts expensed in the consolidated statements of operations and comprehensive income for such employee benefits amounted to RMB14,469,679, RMB22,890,106 and RMB33,346,393, (US $5,052,484), for the years ended December 31, 2008, 2009 and 2010, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group
Lager Network Technology Co, Ltd.(“Lager Network”)	Company with the same key senior executive of the Company prior to June 2009

Shanghai 51 network development Co., Ltd. (“51 Network”)	A VIE of 51.com invested by Giant Interactive

Prexton Investment Ltd., (“Prexton Investment”)	Company with the same key senior executive of the Company

Shanghai Jiante Biotechnology Co., Ltd.(“Shanghai Jiante”)	Company controlled by Mr. Shi Yuzhu

Huayi Juren Information	Equity investee
Significant related party transactions were as follows:

	For the year ended December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
License fee received and receivable from Lager Network	918,155	—	—
Payroll paid on behalf by Lager Network	(921,338)	—	—
Technical service fee paid to 51 network	(13,909)	(12,789)	(1,938)
Rental fee to Prexton Investment	(21,548)	(3,592)	(544)
Rental fee to Shanghai Jiante	—	(3,180,000)	(481,818)
Advances to Huayi Juren Information (Note 5)	—	25,000,000	3,787,879
Effective June 2009, Lager Network is no longer the Company’s related party as the Company’s senior executive has resigned from the directorship of Lager Network.

Due from related parties as of December 31, 2009 and 2010 are as follows:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US $)
Receivable from:
-Prexton Investment — rental fee	3,592	—	—
-Huayi Juren Information (Note 5)	—	25,000,000	3,787,879

Total	3,592	25,000,000	3,787,879

All balances with the related parties as of December 31, 2009 and 2010 were unsecured, interest-free and have no fixed term of repayment.

Treasury Stock	12 Months Ended
Dec. 31, 2010
Treasury Stock [Abstract]
TREASURY STOCK

22.	TREASURY STOCK

During 2007 and 2008, the Company repurchased 1,429,100 ADSs and 16,055,000 ADSs, respectively under the Share Repurchase Plan 1 for a total consideration of approximately RMB127,000,000 and RMB1,320,000,000, respectively. The Company has fulfilled and completed the Share Repurchase Plan 1 on February 13, 2008 with a total of 17,484,100 ADSs repurchased amounting to approximately RMB1,447,000,000 (US $200,000,000).

During 2008, the Company has repurchased 14,947,200 ADSs amounting to approximately RMB667,000,000 under the Share Repurchase Plan 2. During 2009, the Company repurchased another 1,570,785 ADSs under the Share Repurchase Plan 2 for a total consideration of approximately RMB63, 000,000 (US $9,200,000).

As of December 31, 2010, the Company has repurchased a total 34,002,085 ADSs, (2009: 34,002,085 ADSs) amounting to approximately RMB2,177,000,000 (US $330,000,000) (2009: RMB2,177,000,000).

Dividend	12 Months Ended
Dec. 31, 2010
Dividend [Abstract]
DIVIDEND

23.	DIVIDEND

Pursuant to a Board of Directors’ resolution dated April 15, 2010, the Company declared a total dividends of RMB279,122,994 (US $42,291,363) paid out of 2009’s net distributable profits to the shareholders of the Company who were registered members of the Company as of April 26, 2010.

In 2008, 2009 and 2010, the Company has paid dividends of RMB593,498,287, RMB277,652,205 and RMB279,122,994 (US $42,291,363) respectively.

Statutory Reserves	12 Months Ended
Dec. 31, 2010
Statutory Reserves [Abstract]
STATUTORY RESERVES
24.	STATUTORY RESERVES

In accordance with the Regulations on Enterprises with Foreign Investment of China and the articles of association, Zhengtu Information, being a foreign invested enterprise established in the PRC, is required to provide for certain non-distributable reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from after-tax profit as reported in its PRC statutory financial statements. Zhengtu Information is required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of Zhengtu Information. Appropriation to the staff welfare and bonus fund, if any is charged to general and administrative expenses. There have not been any appropriations to the enterprise expansion fund and staff welfare and bonus fund made for the any of the periods stated herein.

In accordance with the PRC Company Laws, Zhengtu Network, being a domestic company, must make appropriations from its after-tax profits as reported in its PRC statutory financial statements to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. Zhengtu Network is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of their after-tax profits as reported in the PRC statutory financial statements.

General reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. Enterprise expansion fund is restricted to expansion of production and operation and increasing registered capital of the respective company. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, neither are they allowed for distribution except under liquidation.

As of 2009 and 2010, Giant Network and Zhengtu Information have appropriated RMB22,349,227 and RMB21,541,046 (US $3,155,781) to statutory surplus fund and general reserve fund, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
25.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group has entered into operating lease arrangements mainly relating to its office premises and computer equipment. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The terms of the leases do not contain rent escalation or contingent rents. Future minimum lease payments for non-cancelable operating leases as of December 31, 2010 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US $)
2011	15,265,062	10,408,797	25,673,859	3,889,979
2012	1,206,909	—	1,206,909	182,865
2013	343,886	—	343,886	52,104

Total	16,815,857	10,408,797	27,224,654	4,124,948

Total rental expenses were RMB67,759,667, RMB70,216,710 and RMB65,034,773 (US $9,853,754) for the years ended December 31, 2008, 2009 and 2010 respectively.

Commitments

Capital commitments

Capital commitments for purchases of property, equipment and software as of December 31, 2010 are approximately RMB3,902,164 (US $589,211). The payments for the commitments for these purchases are expected to be settled within the next twelve months.

Online game licensing fee commitments

The Company has commitments to pay licensing fees to third parties of RMB 18,212,425 (US $2,759,458) as of December 31, 2010.

Contingencies

Class actions

Two securities class actions have been filed against the Company. The first was filed on November 26, 2007, entitled Pyramid Holdings, Inc V. Giant Interactive Group, Inc. (United States District court, Southern District of New York (07cv10588); and the second was filed on December 20, 2007, entitled Brooks v Giant Interactive Group, Inc. (United States District court, Southern District of New York (07cv11423). The actions assert similar allegations and seek similar damages, both alleging claims pursuant to Section 11 and Section 12(a)(2) of the Securities Exchange Act of 1933, on behalf of all persons who purchased Company’s ADSs pursuant to or traceable to the Company’s initial public offering from November 1, 2007, though November 10, 2007. The Company, Merrill Lynch & Co. and UBS Investment Bank are named as defendants. Plaintiffs also request that the action be maintained as class action and request relief in the form of class damages plus interest, attorneys’ fees, experts’ fee and other costs, and a rescinding of the initial public offering.

Specifically, plaintiffs allege that the Company’s Registration Statement and prospectus contained untrue statement of material facts, omitted to state other facts necessary to make the statement made not misleading and were not prepared in accordance with the applicable rules and regulations. Plaintiffs were allegedly harmed when the Company’s stock price declined on November 19, 2007, when the Company announced its third quarter financial results and disclosed that during third quarter 2007, the Company’s average concurrent users (“ACU”) and peak concurrent users (“PCU”) decreased from the second quarter following a rule change made to ZT Online. Plaintiffs claim that the Company did not explain or describe the rule change in the Registration Statement or Prospectus, did not explain or highlight the alleged negative trend in ACU and PCU and did not disclose the supposed negative impact that rule change was having at the time of the initial public offering.

The actions were consolidated by stipulation on January 31, 2008, into Giant Interactive Group, Inc. Securities Litigation. On August 5, 2008, the United States District court, Southern District of New York (“Court”) appointed a Lead Plaintiff and its Counsel in the consolidated action. The Lead Plaintiff filed a Consolidated Amended Complaint on October 6, 2008. The Company, Merrill Lynch & Co. and UBS Investment Bank filed motions to dismiss the Consolidated Amended Complaints on November 21, 2008. This motion has been fully briefed and was deemed submitted to the Court for decision as of February 25, 2009. On August 5, 2009, the Court denied the Company’s motion to dismiss the Complaint, because the Court required more facts and evidence prior to making the ruling. Following document and deposition discovery, the parties participated in a mediation in March 2011. The Company is currently in negotiations to reach a settlement. As negotiations are still in its early stages, the Company’s management has been advised by its legal counsel that it is unable to assess or conclude on the likelihood of an unfavorable outcome or any possible loss to the Company. In the event that the Company reaches a settlement with the counterparty and obtains relevant approval from the Court, the settlement payment will be made solely by the Company’s insurers to the counterparty directly and the Company does not expect to record any loss related to this settlement.

Income taxes

As of December 31, 2010, the Group has recognized RMB14,758,798 (US $2,236,182) (2009: 9,955,138) of unrecognized tax benefits, which have been classified as current liabilities. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitation. However, based on the number of jurisdictions, the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

26.	FAIR VALUE MEASUREMENT

Effective January 1, 2008, the Group adopted ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurement and Disclosure: Overall (Pre-codification: SFAS 157, Fair Value Measurement). ASC 820-10 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Although the adoption of ASC 820-10 did not impact the Group’s financial condition, results of operations or cash flow, ASC 820-10 requires additional disclosures to be provided on fair value measurement.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820-10, the Company measures trading securities and available-for-sale investments at fair value. Trading securities are classified within Level 2 because they are valued using a model utilizing market direct and indirect observable inputs, such as price index of wheat and soybean, its historical volatility and risk-free interest rate. The respective available-for-sale investments are classified within Level 3 as its valuation is based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in
	Active Markets for	Significant Other
	Identical Assets	Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value at December 31, 2010
	(RMB)	(RMB)	(RMB)	(RMB)	(US $)
Available-for-sale investments	—	—	423,302,661	423,302,661	64,136,767

Total	—	—	423,302,661	423,302,661	64,136,767

	Fair Value Measurement at December 31, 2009 Using
	Quoted Prices in
	Active Markets for	Significant Other
	Identical Assets	Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value at December 31, 2009
	(RMB)	(RMB)	(RMB)	(RMB)
Available-for-sale investments	—	—	450,966,634	450,966,634

Total	—	—	450,966,634	450,966,634

The following table summarizes the valuation of the available-for-sale investments:

Amount
(RMB)
Fair value of available-for-sale investment as at January 1, 2009	450,006,853
Series A Preferred Shares in MET on September 13, 2009	34,157,500
Unrealized gain in fair value of Series A Preferred Shares in MET (see Note 13)	15,909,113
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 13)	(48,673,628)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(433,204)

Fair value of available-for-sale investment as at December 31, 2009	450,966,634

Unrealized loss in fair value of Series A Preferred Shares in MET (see Note 13)	(73,032)
Unrealized loss in fair value of Series C Preferred Shares in 51.com (see Note 13)	(14,467,019)
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(13,123,922)

Fair value of available-for-sale investment as at December 31, 2010	423,302,661

Fair value of available-for-sale investment as at December 31, 2010 (US $)	64,136,767

The fair value of available-for-sale investment in Series C Preferred Share of 51.com as of December 31, 2009 and 2010 was estimated using an enterprise value allocation (“EVA”) model.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) 51.com liquidates (“Liquidation”) and 3) 51.com’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2009 and 2010 with the term corresponding to the maturity of the preferred shares.

The fair value of the Series C Preferred Share of 51.com was estimated using the following assumptions:

	December 31,
	2009	2010
Risk-free interest rates	1.84%	1.27%
Expected volatility	62.02%	38.04%
Probabilities of different scenarios:
- IPO	50%	50%
- Liquidation	25%	25%
- Redemption	25%	25%
The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.

In September 2009, the Company made an investment in MET’s Series A Preferred Shares with both redemption and conversion features. This investment is recognized as an available-for-sale investment and its fair value was estimated using an enterprise value allocation (“EVA”) model as of December 31, 2010.

The EVA model requires inputs of highly subjective assumptions including the expected stock price volatility and the probability of occurrence under three different scenarios (which is based on management reasonable estimation), namely 1) an initial public offering occurs (“IPO”), 2) MET liquidates (“Liquidation”) and 3) MET’s preferred share are redeemed at maturity (“Redemption”). For the expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate is based on the yield of U.S. Dollar China Sovereign Bond as of December 31, 2010 with the term corresponding to the maturity of the preferred shares.

The fair value of the MET’s Series A Preferred Shares was estimated using the following assumptions:

	December 31,
	2009	2010
Risk-free interest rates	3.17%	1.87%
Expected volatility	60.72%	61.71%
Probabilities of different scenarios:
- IPO	50%	50%
- Liquidation	25%	25%
- Redemption	25%	25%
The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach.

In accordance with ASC 820, the Company measures acquired intangible assets, goodwill and impairment of intangible assets at fair value. These assets are classified within Level 3 because they are valued using an income approach using discounted cash flows derived on management’s assumptions and estimates as further discussed in Notes 2.9, 2.10, 3 and 8.

Assets measured at fair value on a non-recurring basis are summarized as below:

			Total impairment
			loss recognized for
	Fair Value at	Fair Value at	the year ended
	December 31, 2009	December 31, 2010	December 31, 2010
	(RMB)	(RMB)	(RMB)
Acquired intangible assets-software	478,862	1,146,029	—
Goodwill	6,224,587	15,977,373	—
KOK 3 game software	—	—	46,557,669
The above impairment loss was included in “Impairment of intangible assets” in the consolidated statements of operations and comprehensive income.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

Dividends

Pursuant to a Board of Director’s resolution dated February 21, 2011, the Company declared a dividend of approximately RMB270,314,000 (US $41,200,000) which is to be paid out of 2010’s net distributable profits to the shareholders as of record on March 18, 2011. The dividends were paid on March 30 and April 8, 2011, respectively.

Investment commitment

In April 2011, the Company entered into a commitment to invest RMB958,800,000 in a privately held insurance company.